Related party transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		May 17, 2013
Net expenses (income) from related parties [Abstract]
Management and administrative fees	$ 22.4		$ 17.3		$ 11.4
Interest expense	41.0		31.9		35.6
Derivative gains and losses	19.6		52.1		22.5
Operating expenses for West Polaris	18.3
Receivables (payables) from related parties [Abstract]
Trading balances due to Seadrill and subsidiaries (i)	(122.2)		0
Trading balances due from Seadrill and subsidiaries (i)	39.6		0
Management fee percentage (in hundredths)	5.00%
Initial term of Management and administrative service agreement	5 years
Number of days notice to terminate contract	90 days
Service fee percentage (in hundredths)	5.00%
Period within which entity has right to purchase tender rigs	24 months
Period of indemnification	5 years
Period within which liability arises	3 years
Outstanding debt assumed on acquisition							100.5
Related party other revenues	19.1		0		0
Operating expenses for West Polaris	18.3
Indemnification and Guarantees [Abstract]
Deductible amount for claims	0.5
Aggregate cap on insurance claims	10
Credit facility, $300 facility [Member]
Receivables (payables) from related parties [Abstract]
Maximum borrowing capacity	300
Maturity period of debt	5 years
Interest rate added to LIBOR (in hundredths)	5.00%
Commitment fee percentage (in hundredths)	2.00%
West Capricorn [Member]
Receivables (payables) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	522.5
Rig financing agreement	522.5
West Vencedor [Member]
Receivables (payables) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	115.2
Rig financing agreement	115.2
West Aquarius [Member]
Receivables (payables) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	304.6
Rig financing agreement	304.6
West Capella [Member]
Receivables (payables) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	295.3
Rig financing agreement	295.3
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees	17.6	[1],[2]	18.5	[1],[2]	15.3	[1],[2]
Rig operating cost	23.7	[3]	17.1	[3]	14.0	[3]
Insurance premiums	10.6	[4]	9.9	[4]	9.7	[4]
Interest expense	34.1	[5],[6]	31.9	[5],[6]	35.5	[5],[6]
Derivative gains and losses	19.6	[5]	52.1	[5]	22.5	[5]
Commitment fee	1.2	[7]	0	[7]	0	[7]
Other revenues due to West Polaris	(19.1)	[8]	0	[8]	0	[8]
Operating expenses for West Polaris	18.3	[8]	0	[8]	0	[8]
Total	106.0		129.5		97.0
Receivables (payables) from related parties [Abstract]
Trading balances due to Seadrill and subsidiaries (i)	(122.2)	[9]	0	[9]
Trading balances due from Seadrill and subsidiaries (i)	39.6	[9]	0	[9]
Rig financing agreement with Seadrill (i)	(1,192.2)	[6],[9]	(1,330.5)	[6],[9]
Rig financing agreement	(1,192.2)	[6],[9]	(1,330.5)	[6],[9]
Operating expenses for West Polaris	$ 18.3	[8]	$ 0	[8]	$ 0	[8]

[1]	Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.
[2]	Management and administrative service agreement – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[3]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[4]	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives – prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[6]	Rig Financing Agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into a loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the Rig Financing Agreements allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill's direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella.
[7]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance
[8]	During the year ended December 31, 2012, we earned other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill'sWest Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $18.3 million.
[9]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.